PRINCIPAL ACCOUNTING POLICIES - RSUs activities (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average grant date fair value
Unrecognized compensation cost	$ 446
Weighted average vesting period	2 years 3 months 18 days
Restricted stock units (RSUs)
Number of Shares
Unvested at beginning year (in shares)	553,688	751,506	869,620
Granted (in shares)			255,000
Vested (in shares)	(192,072)	(197,250)	(243,625)
Forfeited (in shares)	(60,114)	(568)	(129,489)
Unvested at end of year (in shares)	301,502	553,688	751,506
Weighted average grant date fair value
Unvested at beginning of year (in dollars per share)	$ 27.9	$ 28.59	$ 32.65
Granted (in dollars per share)			24.67
Vested (in dollars per share)	29.44	30.51	36.15
Forfeited (in dollars per share)	32.1	29.03	33.92
Unvested at end of year (in dollars per share)	$ 26.08	$ 27.9	$ 28.59
Unrecognized compensation cost	$ 2
Weighted average vesting period	9 months 18 days